As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No. 333-173232

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __      ☐
Post-Effective Amendment No. 1      ☒
(Check appropriate box or boxes)

BLACKROCK EQUITY DIVIDEND FUND
(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762
(Area Code and Telephone Number)

John Perlowski
President and Chief Executive Officer
55 East 52nd Street, New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ben Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Title of securities being registered: Shares of beneficial interest, par value $0.10 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on May 17, 2011.

PART C

OTHER INFORMATION

Item 15. Indemnification

Section 5.3 of the Registrant’s Declaration of Trust provides as follows:

“The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or, the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any other Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.”

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation of presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

Article IV, Section 1 of the Registrant’s By-Laws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory

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board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s By-Laws provides:

Section 2. Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

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(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise in any capacity at the request of the Fund) to the full extent required under the Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to other Persons providing services to the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors. Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s By-Laws provides:

Section 4. Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall, continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s By-Laws provides:

Section 5. Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the

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principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)		—	Declaration of Trust of the Registrant
	(a)	—	Declaration of Trust of the BlackRock Equity Dividend Fund, Inc. (“Registrant”), incorporated by reference to an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 33-14517) (the “Registration Statement”), filed on November 28, 1995.
	(b)	—	Amendment to Declaration of Trust of Registrant dated July 14, 1987, incorporated by reference to an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 33-14517) (the “Registration Statement”), filed on November 28, 1995.
	(c)	—	Instrument establishing Class A shares and Class B shares of Registrant, incorporated by reference to an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 33-14517) (the “Registration Statement”), filed on November 28, 1995.
	(d)	—	Certificate of Amendment to Declaration of Trust and Establishment and Designation of Class C and D shares, dated October 19, 1994, incorporated by reference to an Exhibit to Post- Effective Amendment No. 9 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 33-14517) (the “Registration Statement”), filed on November 28, 1995.
	(e)	—	Amendment to Declaration of Trust of Registrant dated December 27, 2000, incorporated by reference to identically numbered Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on December 28, 2000.
	(f)	—	Establishment and Designation of Classes, dated December 13, 2002, incorporated by reference to identically numbered Exhibit to Post-Effective Amendment No. 20 to the Registration Statement, filed on December 27, 2002.
	(g)	—	Establishment and Designation of Classes, dated March 18, 2003, incorporated by reference to an Exhibit to Post-Effective Amendment No. 21 to the Registration Statement, filed on November 24, 2003.
	(h)	—	Certificate of Amendment to Declaration of Trust of the Registrant, dated September 24, 2003, incorporated by reference to an Exhibit to Post-Effective Amendment No. 21 to the Registration Statement, filed on November 24, 2003.
	(i)	—	Form of Certificate of Establishment and Designation of Classes, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452) filed on April 23, 2007.
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	(j)	—	Form of Amendment changing the name of the Registrant to BlackRock Equity Dividend Fund, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2- 74452) filed on April 23, 2007.
(2)		—	By-laws
	(a)	—	Amended and Restated By-laws of Registrant dated December 9, 2008, incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14517), filed on November 24, 2009.
(3)		—	Voting trust agreements
	(a)	—	None.
(4)		—	Plan of Reorganization
	(a)	—	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Proxy Statement/Prospectus.
(5)		—	Instruments Defining Rights of Security Holders
	(a)	—	Incorporated herein by reference to Exhibits (1) and (2) above.
(6)		—	Investment Advisory Contracts
	(a)	—	Form of Management Agreement between Registrant and BlackRock Advisors, LLC, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2- 74452) filed on April 23, 2007.
	(b)	—	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Investment Management, LLC, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452) filed on April 23, 2007.
(7)		—	Underwriting Contracts
	(a)	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Investments, Inc. (“BII”), incorporated by reference to the identically numbered Exhibits to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc., (File No. 33-53399) filed on October 28, 2008.
(8)		—	Bonus or Profit Sharing Contracts
	(a)	—	None.
(9)		—	Custodian Agreements
	(a)	—	Form of Custody Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund (File No. 33- 49873), filed on October 30, 2001.
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(10)		—	Rule 12b-1 Plan
	(a)	—	Form of Investor A Distribution Plan, incorporated by reference to the identically numbered Exhibits to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc., (File No. 33-53399) filed on October 28, 2008.
	(b)	—	Form of Investor B Distribution Plan, incorporated by reference to the identically numbered Exhibits to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc., (File No. 33-53399) filed on October 28, 2008.
	(c)	—	Form of Investor C Distribution Plan, incorporated by reference to the identically numbered Exhibits to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc., (File No. 33-53399) filed on October 28, 2008.
	(d)	—	Form of Class R Distribution Plan, incorporated by reference to the identically numbered Exhibits to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc., (File No. 33-53399) filed on October 28, 2008.
	(e)	—	Form of Service Shares Distribution Plan, incorporated by reference to the identically numbered Exhibits to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc., (File No. 33-53399) filed on October 28, 2008.
	(f)	—	Form of Investor B1 Shares Distribution Plan is to be filed by amendment.
	(g)	—	Form of Investor C1 Shares Distribution Plan is to be filed by amendment.
(11)		—	Legal Opinions
	(a)	—	Opinion and consent of Bingham McCutchen as to the legality of the securities being registered is incorporated by reference to Exhibit 11(a) on Form N-14 of the Registrant (File No. 333-173232), filed on April 1, 2011.
(12)		—	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is filed herewith.
(13)		—	Other Material Contracts
	(a)	—	Form of Transfer Agency Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452) filed on April 23, 2007.
	(b)	—	Form of Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties, incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of BlackRock Global Growth Fund, Inc. (File No. 333-32899) filed on December 17, 2007.
	(c)	—	Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, dated as of November 18, 2009, relating to the Credit Agreement, dated as of November 19, 2008, filed on December 23, 2009 as an Exhibit 8(c) to Post-Effective Amendment No. 22 of BlackRock Capital Appreciation Fund, Inc.’s Registration Statement on Form N-1A.
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	(d)	—	Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, dated as of November 17, 2010, relating to the Credit Agreement, dated as of November 18, 2009, incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 36 of the Registration Statement of BlackRock Funds II (File No. 333-142592) on Form N- 1A, filed on November 22, 2010.
	(e)	—	Administrative Services Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333- 89775), filed on March 20, 2001.
	(f)	—	Form of Securities Lending Agency Agreement between the Registrant and QA Advisors LLC (now BlackRock Investment Management, LLC) dated as of March 1, 2011 is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452), filed on April 15, 2011.
(14)		—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Equity Dividend Fund and the BlackRock Utilities and Telecommunications Fund, Inc. is incorporated by reference to Exhibit 14 on Form N-14 of the Registrant (File No. 333-173232), filed on April 1, 2011.
(15)		—	Form of Amended and Restated Securities Lending Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452) filed on April 5, 2011.
(16)		—	Power of Attorney
	(a)	—	Power of Attorney is included on the signature page of the Registrant’s Registration Statement on Form N-14 (File No. 333-173232), filed April 1, 2011.
(17)	(a)	—	Form of Proxy Card is incorporated by reference to Exhibit 17(a) on Form N-14 of the Registrant (File No. 333-173232), filed on April 1, 2011.
	(b)	—	Prospectus and Statement of Additional Information of the BlackRock Equity Dividend Fund, each dated November 24, 2010, each incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 811-05178) on November 24, 2010.
	(c)	—	Prospectus and Statement of Additional Information of the BlackRock Utilities and Telecommunications Fund, each dated November 24, 2010, each incorporated by reference to the BlackRock Utilities and Telecommunications Fund’s filing of Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A (File No. 811-06180) on November 24, 2010.
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(d)	—	Annual Report to Shareholders of the BlackRock Equity Dividend Fund for the year ended July 31, 2010, dated July 31, 2010, incorporated by reference to the Registrant’s filing of the Certified Shareholder Report on Form N-CSR on October 7, 2010.
(e)	—

Annual Report to Shareholders of the BlackRock Utilities and Telecommunications Fund for the year ended July 31, 2010, dated July 31, 2010, incorporated by reference to the BlackRock Utilities and Telecommunications Fund’s filing of the Certified Shareholder Report on Form N- CSR on October 7, 2010.

Item 17. Undertaking

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of June 2012.

BlackRock Equity Dividend Fund (Registrant)

By:	/s/ John Perlowski
(John Perlowski,
Chief Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ John Perlowski (John Perlowski)	Chief Executive Officer (Principal Executive Officer)	June 21, 2012

/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 21, 2012

/s/ Paul L. Audet (Paul L.Audet)	President and Trustee	June 21, 2012

James H. Bodurtha* (James H. Bodurtha)	Trustee

Bruce R. Bond* (Bruce R. Bond)	Trustee

Donald W. Burton* (Donald W. Burton)	Trustee

Stuart E. Eizenstat* (Stuart E. Eizenstat)	Trustee

Laurence D. Fink* (Laurence D. Fink)	Trustee

Kenneth A. Froot* (Kenneth A. Froot)	Trustee

Henry Gabbay* (Henry Gabbay)	Trustee

Robert M. Hernandez* (Robert M. Hernandez)	Trustee

John F. O’Brien* (John F. O’Brien)	Trustee

Roberta Cooper Ramo* (Roberta Cooper Ramo)	Trustee

David H. Walsh* (David H. Walsh)	Trustee

Fred G. Weiss* (Fred G. Weiss)	Trustee

By:	/s/ Ben Archibald	June 21, 2012
Ben Archibald (Attorney-in-Fact)

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EXHIBIT INDEX

Exhibit No.		Description
12	—	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders.